Accounts Receivable, Net (Details) - Schedule of provision for doubtful accounts	12 Months Ended
	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 HKD ($)
Schedule of Provision for Doubtful Accounts [Abstract]
Beginning balance	$ 189,016	$ 24,079	$ 452,726
Addition	142,194	18,114	197,359
Charge-off	(89,251)	(11,370)	(461,069)
Ending balance	$ 241,959	$ 30,823	$ 189,016